Other Income - Schedule of Other Income (Details) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Government grants					$ 28,703	$ 167,500
Management fee income	$ 1,946		$ 2,212	4,276	29,423	40,192
Management fee income from related parties	7,784		3,316	17,103	25,961	33,231
Gain on early termination of leases						9,041
Insurance compensation	328,615	[1]			55,903
Miscellaneous income			846	16,047	3,350	6,058
Total	$ 1,468,587		$ 6,374	$ 37,426	$ 143,340	$ 256,022

[1]	See Note 5 for details.